PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Corporate Bonds   50.7%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)
5.150%, 05/01/30 430,000 470,979
Huntington Ingalls Industries, Inc.
3.483%, 12/01/27 200,000 221,531
L3Harris Technologies, Inc.
3.850%, 12/15/26 158,000 183,046
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 822,800
Spirit AeroSystems, Inc.
7.500%, 04/15/25
(a)
485,000 477,307
Textron, Inc.
3.000%, 06/01/30 462,000 482,692
3.900%, 09/17/29 12,000 13,220
TransDigm, Inc.
6.250%, 03/15/26
(a)
2,336,000 2,465,073
Total 5,136,648
Airlines 0.5%
American Airlines, Inc.
11.750%, 07/15/25
(a)
755,000 656,170
Delta Air Lines, Inc.
2.900%, 10/28/24 100,000 86,763
3.625%, 03/15/22 200,000 197,438
3.750%, 10/28/29 680,000 554,733
7.375%, 01/15/26 160,000 158,614
Southwest Airlines Co.
2.625%, 02/10/30 433,000 394,143
Total 2,047,861
Apartment REIT 0.2%
American Homes 4 Rent LP
4.900%, 02/15/29 222,000 262,494
Essex Portfolio LP
3.000%, 01/15/30 218,000 240,489
Mid-America Apartments LP
3.950%, 03/15/29 140,000 164,192
UDR, Inc.
Series MTN, 3.200%, 01/15/30 100,000 112,224
Total 779,399
Automotive 1.0%
Allison Transmission, Inc.
5.000%, 10/01/24
(a)
576,000 588,086
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
345,000 369,262
Ford Motor Co.
4.346%, 12/08/26 1,609,000 1,632,826
8.500%, 04/21/23 100,000 111,036
9.000%, 04/22/25 200,000 235,606
General Motors Co.
6.800%, 10/01/27 50,000 61,199
General Motors Financial Co., Inc.
4.350%, 04/09/25 200,000 217,583
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23 643,000 644,826
Total 3,860,424
Banking 1.5%
Ally Financial, Inc.
5.750%, 11/20/25 575,000 648,708
Bank of Montreal
3.803%, (USD 5 Year Swap +
1.432%), 12/15/32
(b)
375,000 416,252
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Barclays PLC
4.836%, 05/09/28 700,000 787,983
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(b)
250,000 299,407
Capital One Financial Corp.
3.750%, 07/28/26 64,000 70,806
3.800%, 01/31/28 200,000 225,619
Deutsche Bank AG
4.500%, 04/01/25 500,000 508,863
Deutsche Bank AG/New York NY
4.875%, (USD 5 Year Swap +
2.553%), 12/01/32
(b)
200,000 192,958
Fifth Third Bancorp
2.550%, 05/05/27 100,000 108,634
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
575,000 625,641
KeyCorp
Series MTN, 2.250%, 04/06/27 100,000 106,724
Series MTN, 2.550%, 10/01/29 242,000 259,772
Natwest Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(b)
200,000 240,793
Santander Holdings USA, Inc.
4.400%, 07/13/27 487,000 541,949
Synchrony Financial
5.150%, 03/19/29 239,000 272,523
UniCredit SpA
7.296%, 04/02/34
(a)
300,000 349,179
Westpac Banking Corp.
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.236%), 11/23/31
(b)
150,000 168,996
Total 5,824,807
Brokerage/Asset Managers/Exchanges 0.2%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 145,000 164,394
Lazard Group LLC
4.375%, 03/11/29 100,000 115,379
LPL Holdings, Inc.
5.750%, 09/15/25
(a)
200,000 208,585
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 214,084
Total 702,442
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 230,000 256,962
Standard Industries, Inc.
6.000%, 10/15/25
(a)
966,000 1,005,824
Total 1,262,786
Cable and Satellite 2.6%
Altice Financing SA
5.000%, 01/15/28
(a)
600,000 616,161
7.500%, 05/15/26
(a)
1,250,000 1,344,392
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
970,000 1,036,510
5.125%, 05/01/27
(a)
1,618,000 1,719,044
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 328,000 376,256
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
600,000 615,706

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
2 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CSC Holdings LLC
5.500%, 05/15/26
(a)
400,000 419,519
6.500%, 02/01/29
(a)
850,000 973,047
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
250,000 269,417
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
1,211,000 1,290,006
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28
(a)
200,000 211,566
Virgin Media Finance PLC
5.000%, 07/15/30
(a)
400,000 416,438
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
600,000 653,986
Ziggo BV
5.500%, 01/15/27
(a)
500,000 526,765
Total 10,468,813
Chemicals 0.7%
Chemours Co. (The)
6.625%, 05/15/23 642,000 648,647
Dow Chemical Co. (The)
4.800%, 11/30/28 175,000 214,007
DuPont de Nemours, Inc.
4.725%, 11/15/28 546,000 674,029
Eastman Chemical Co.
4.500%, 12/01/28 362,000 428,935
Nutrien Ltd.
4.200%, 04/01/29 322,000 381,272
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 434,950
Total 2,781,840
Construction Machinery 0.4%
H&E Equipment Services, Inc.
5.625%, 09/01/25 400,000 415,996
United Rentals North America, Inc.
4.875%, 01/15/28 1,099,000 1,180,061
Total 1,596,057
Consumer Cyclical Services 0.5%
Expedia Group, Inc.
3.250%, 02/15/30 100,000 93,401
4.625%, 08/01/27
(a)
200,000 205,422
IHS Markit Ltd.
4.250%, 05/01/29 210,000 249,354
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
584,000 648,513
Staples, Inc.
7.500%, 04/15/26
(a)
693,000 608,107
Total 1,804,797
Consumer Products 0.7%
Clorox Co. (The)
3.900%, 05/15/28 100,000 119,053
Hasbro, Inc.
3.900%, 11/19/29 268,000 284,383
Mattel, Inc.
6.750%, 12/31/25
(a)
747,000 797,317
Newell Brands, Inc.
4.700%, 04/01/26 1,281,000 1,388,189
Total 2,588,942
Diversified Manufacturing 1.0%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 293,998
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Carrier Global Corp.
2.722%, 02/15/30
(a)
350,000 369,987
Griffon Corp.
5.750%, 03/01/28 200,000 209,342
Johnson Controls International PLC
3.900%, 02/14/26 73,000 81,280
Raytheon Technologies Corp.
3.950%, 08/16/25 100,000 115,484
4.125%, 11/16/28 448,000 537,536
Roper Technologies, Inc.
3.800%, 12/15/26 185,000 215,295
Trane Technologies Luxembourg Finance SA
3.800%, 03/21/29 218,000 255,331
Vertical US Newco, Inc.
5.250%, 07/15/27
(a)
250,000 262,905
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
200,000 219,625
7.250%, 06/15/28
(a)
692,000 756,153
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 494,000 563,972
Total 3,880,908
Electric 1.9%
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 495,000 595,455
Calpine Corp.
4.500%, 02/15/28
(a)
805,000 837,647
5.125%, 03/15/28
(a)
260,000 270,349
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
200,000 214,642
Dominion Energy, Inc.
4.250%, 06/01/28 268,000 321,607
DTE Energy Co.
Series C, 3.400%, 06/15/29 483,000 538,220
Duke Energy Corp.
2.450%, 06/01/30 100,000 108,289
3.150%, 08/15/27 136,000 153,717
Edison International
5.750%, 06/15/27 393,000 459,769
FirstEnergy Corp.
Series B, 3.900%, 07/15/27 90,000 98,782
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 130,000 150,648
NRG Energy, Inc.
6.625%, 01/15/27 816,000 874,560
Pacific Gas and Electric Co.
2.500%, 02/01/31 100,000 100,160
4.550%, 07/01/30 100,000 114,492
PG&E Corp.
5.000%, 07/01/28 200,000 205,964
5.250%, 07/01/30 640,000 666,183
Southern Co. (The)
Series A, 3.700%, 04/30/30 300,000 349,668
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
530,000 563,789
5.625%, 02/15/27
(a)
502,000 538,384
Xcel Energy, Inc.
4.000%, 06/15/28 136,000 163,939
Total 7,326,264
Environmental 0.1%
Waste Connections, Inc.
4.250%, 12/01/28 272,000 329,281

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
| 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Finance Companies 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 136,304
Air Lease Corp.
Series GMTN, 3.750%, 06/01/26 410,000 416,790
GATX Corp.
4.700%, 04/01/29 86,000 100,091
GE Capital Funding LLC
4.400%, 05/15/30
(a)
200,000 210,817
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
734,000 456,846
Navient Corp.
6.500%, 06/15/22 598,000 621,997
OneMain Finance Corp.
7.125%, 03/15/26 1,087,000 1,275,646
Quicken Loans LLC
5.750%, 05/01/25
(a)
457,000 471,725
Total 3,690,216
Food and Beverage 2.6%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 1,041,000 1,279,477
Aramark Services, Inc.
5.000%, 02/01/28
(a)
1,015,000 1,021,158
B&G Foods, Inc.
5.250%, 04/01/25 700,000 731,591
Campbell Soup Co.
4.150%, 03/15/28 172,000 202,172
Conagra Brands, Inc.
4.850%, 11/01/28 384,000 476,539
General Mills, Inc.
4.200%, 04/17/28 455,000 547,478
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
654,000 722,791
6.500%, 04/15/29
(a)
475,000 536,219
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 304,000 373,784
Kraft Heinz Foods Co.
3.000%, 06/01/26 902,000 953,448
3.950%, 07/15/25 314,000 345,391
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
597,000 625,529
4.875%, 11/01/26
(a)
242,000 254,689
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
677,000 698,247
Post Holdings, Inc.
5.750%, 03/01/27
(a)
963,000 1,025,486
Tyson Foods, Inc.
4.350%, 03/01/29 260,000 313,878
Total 10,107,877
Foreign Agencies 6.2%
CNAC HK Finbridge Co. Ltd.
4.125%, 07/19/27 1,400,000 1,564,232
5.125%, 03/14/28 600,000 715,366
DP World Crescent Ltd.
Series REGS, 4.848%, 09/26/28 200,000 224,080
Ecopetrol SA
5.375%, 06/26/26 1,800,000 1,989,242
6.875%, 04/29/30 500,000 602,157
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 1,386,000 2,122,699
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Huarong Finance 2017 Co. Ltd.
Series EMTN, 4.250%, 11/07/27 1,300,000 1,440,984
Huarong Finance II Co. Ltd.
Series EMTN, 4.625%, 06/03/26 200,000 222,925
Indonesia Asahan Aluminium Persero PT
Series REGS, 5.450%, 05/15/30 200,000 236,956
Series REGS, 6.530%, 11/15/28 800,000 993,842
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 1,000,000 1,142,393
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 1,000,000 1,121,521
Series REGS, 5.375%, 04/24/30 530,000 628,381
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
Series REGS, 4.125%, 05/15/27 440,000 479,640
Series REGS, 5.450%, 05/21/28 700,000 833,371
Petrobras Global Finance BV
5.093%, 01/15/30
(a)
1,805,000 1,862,662
5.999%, 01/27/28 2,301,000 2,532,036
Petroleos Mexicanos
6.500%, 03/13/27 1,792,000 1,707,216
6.840%, 01/23/30
(a)
3,159,000 2,933,545
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 925,000 1,091,667
Total 24,444,915
Gaming 1.5%
Colt Merger Sub, Inc.
5.750%, 07/01/25
(a)
905,000 944,829
6.250%, 07/01/25
(a)
500,000 521,357
Las Vegas Sands Corp.
3.900%, 08/08/29 417,000 417,086
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 200,000 202,731
5.375%, 12/04/29
(a)
400,000 398,235
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 464,000 503,750
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
865,000 858,386
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC
7.000%, 07/15/26
(a)
360,000 389,048
VICI Properties LP / VICI Note Co., Inc.
4.250%, 12/01/26
(a)
284,000 292,396
4.625%, 12/01/29
(a)
710,000 746,817
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
640,000 570,935
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
200,000 195,238
Total 6,040,808
Health Care 2.6%
Avantor, Inc.
6.000%, 10/01/24
(a)
564,000 593,586
Becton Dickinson and Co.
3.700%, 06/06/27 19,000 21,710
Boston Scientific Corp.
4.000%, 03/01/29 191,000 225,203
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 68,286
Cigna Corp.
4.375%, 10/15/28 679,000 819,781
CVS Health Corp.
4.300%, 03/25/28 1,524,000 1,807,014

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
4 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
DaVita, Inc.
4.625%, 06/01/30
(a)
460,000 489,831
HCA, Inc.
3.500%, 09/01/30 980,000 1,032,430
4.125%, 06/15/29 443,000 515,335
5.875%, 02/15/26 821,000 961,614
Hologic, Inc.
4.375%, 10/15/25
(a)
345,000 354,529
IQVIA, Inc.
5.000%, 10/15/26
(a)
400,000 420,228
5.000%, 05/15/27
(a)
200,000 213,697
Laboratory Corp. of America Holdings
3.600%, 09/01/27 190,000 217,522
MEDNAX, Inc.
6.250%, 01/15/27
(a)
478,000 504,377
Stryker Corp.
1.950%, 06/15/30 100,000 104,066
Tenet Healthcare Corp.
4.625%, 07/15/24 1,331,000 1,359,424
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29 275,000 303,427
Zimmer Biomet Holdings, Inc.
3.550%, 03/20/30 200,000 223,574
Total 10,235,634
Healthcare Insurance 0.7%
Anthem, Inc.
4.101%, 03/01/28 320,000 380,780
Centene Corp.
4.250%, 12/15/27 709,000 755,131
4.625%, 12/15/29 1,476,000 1,648,388
Total 2,784,299
Healthcare REIT 0.7%
Alexandria Real Estate Equities, Inc.
3.375%, 08/15/31 186,000 214,956
Diversified Healthcare Trust
9.750%, 06/15/25 320,000 353,179
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 100,000 105,493
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 162,222
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/29 585,000 618,413
5.000%, 10/15/27 350,000 375,444
Omega Healthcare Investors, Inc.
3.625%, 10/01/29 261,000 262,070
Ventas Realty LP
4.400%, 01/15/29 297,000 331,362
Welltower, Inc.
4.250%, 04/15/28 145,000 165,657
Total 2,588,796
Home Construction 0.2%
Lennar Corp.
4.750%, 11/29/27 720,000 821,041
Independent Energy 1.5%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 44,000 47,629
Cimarex Energy Co.
4.375%, 03/15/29 230,000 239,229
Concho Resources, Inc.
4.300%, 08/15/28 316,000 357,549
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Continental Resources, Inc.
4.375%, 01/15/28 300,000 279,892
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
440,000 432,037
Diamondback Energy, Inc.
3.500%, 12/01/29 290,000 290,046
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
710,000 733,826
EQT Corp.
3.900%, 10/01/27 986,000 929,834
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 176,018
Noble Energy, Inc.
3.250%, 10/15/29 154,000 173,029
Occidental Petroleum Corp.
2.900%, 08/15/24 1,835,000 1,726,850
3.500%, 08/15/29 586,000 520,475
WPX Energy, Inc.
4.500%, 01/15/30 200,000 186,369
Total 6,092,783
Integrated Energy 0.1%
Cenovus Energy, Inc.
4.250%, 04/15/27 395,000 373,532
Leisure 0.8%
Carnival Corp.
11.500%, 04/01/23
(a)
1,240,000 1,348,941
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
420,000 428,060
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
330,000 304,985
6.500%, 05/15/27
(a)
560,000 602,163
Royal Caribbean Cruises Ltd.
9.125%, 06/15/23
(a)
420,000 427,980
Total 3,112,129
Life Insurance 0.5%
American International Group, Inc.
4.200%, 04/01/28 335,000 394,421
Brighthouse Financial, Inc.
3.700%, 06/22/27 237,000 246,728
Equitable Holdings, Inc.
4.350%, 04/20/28 203,000 234,181
Lincoln National Corp.
3.050%, 01/15/30 250,000 274,653
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(b)
350,000 412,844
Reinsurance Group of America, Inc.
3.900%, 05/15/29 300,000 338,823
Total 1,901,650
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26 764,000 787,515
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 680,958
Total 1,468,473
Materials 0.2%
Cleveland-Cliffs, Inc.
9.875%, 10/17/25
(a)
552,000 602,953

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
| 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Media and Entertainment 1.4%
Activision Blizzard, Inc.
3.400%, 06/15/27 20,000 22,618
AMC Networks, Inc.
5.000%, 04/01/24 530,000 540,240
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
707,000 695,794
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26
(a)
1,125,000 862,359
Discovery Communications LLC
3.950%, 03/20/28 445,000 509,086
Moody's Corp.
4.250%, 02/01/29 188,000 227,418
Netflix, Inc.
5.875%, 11/15/28 1,240,000 1,535,623
TEGNA, Inc.
5.000%, 09/15/29
(a)
780,000 785,700
Univision Communications, Inc.
6.625%, 06/01/27
(a)
500,000 501,664
Total 5,680,502
Metals and Mining 0.6%
Freeport-McMoRan, Inc.
4.625%, 08/01/30 300,000 321,309
Newmont Corp.
2.250%, 10/01/30 180,000 190,242
Novelis Corp.
4.750%, 01/30/30
(a)
200,000 208,849
5.875%, 09/30/26
(a)
1,229,000 1,310,489
U.S. Steel Corp.
12.000%, 06/01/25
(a)
400,000 414,231
Total 2,445,120
Midstream 1.8%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 57,000 64,430
Cheniere Energy Partners LP
4.500%, 10/01/29 630,000 667,309
5.250%, 10/01/25 560,000 574,126
DCP Midstream Operating LP
5.375%, 07/15/25 475,000 500,804
Enable Midstream Partners LP
4.400%, 03/15/27 68,000 64,104
Enbridge, Inc.
3.125%, 11/15/29 260,000 280,672
Energy Transfer Operating LP
5.250%, 04/15/29 694,000 756,730
Enterprise Products Operating LLC
4.150%, 10/16/28 219,000 256,471
EQM Midstream Partners LP
4.750%, 07/15/23 500,000 507,651
5.500%, 07/15/28 250,000 259,380
MPLX LP
4.125%, 03/01/27 171,000 186,875
ONEOK, Inc.
4.350%, 03/15/29 168,000 172,787
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 36,000 41,131
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/23 540,000 548,558
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 04/15/26 601,000 644,977
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
TransCanada PipeLines Ltd.
4.250%, 05/15/28 496,000 586,126
Western Midstream Operating LP
5.050%, 02/01/30 830,000 838,860
Williams Cos., Inc. (The)
3.750%, 06/15/27 250,000 273,932
Total 7,224,923
Natural Gas 0.3%
NiSource, Inc.
3.490%, 05/15/27 464,000 531,589
Sempra Energy
3.400%, 02/01/28 477,000 539,341
Total 1,070,930
Office REIT 0.1%
Boston Properties LP
4.500%, 12/01/28 449,000 542,177
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 649,000 684,874
6.250%, 02/01/22 263,000 267,593
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/23
(a)
420,000 438,222
Total 1,390,689
Other Industry 0.2%
AECOM
5.125%, 03/15/27 375,000 410,256
Howard Hughes Corp. (The)
5.375%, 03/15/25
(a)
512,000 517,172
Total 927,428
Other REIT 0.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
1,146,000 962,440
CubeSmart LP
4.375%, 02/15/29 260,000 308,874
Digital Realty Trust LP
3.600%, 07/01/29 271,000 316,817
EPR Properties
4.950%, 04/15/28 304,000 298,370
Total 1,886,501
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 145,000 172,976
Packaging 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(a)
500,000 519,202
Ball Corp.
5.250%, 07/01/25 510,000 581,520
Berry Global, Inc.
4.875%, 07/15/26
(a)
479,000 505,844
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 286,000 299,047
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
989,000 1,008,508
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
5.125%, 07/15/23
(a)
610,000 619,941
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 213,314
Total 3,747,376

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
6 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Paper 0.2%
Packaging Corp. of America
3.000%, 12/15/29 608,000 674,414
WRKCo, Inc.
4.900%, 03/15/29 212,000 260,116
Total 934,530
Pharmaceuticals 1.2%
AbbVie, Inc.
3.200%, 11/21/29
(a)
1,170,000 1,317,040
4.250%, 11/14/28 35,000 42,280
Amgen, Inc.
2.200%, 02/21/27 100,000 106,932
3.200%, 11/02/27 100,000 114,200
Bausch Health Cos., Inc.
7.000%, 03/15/24
(a)
1,556,000 1,627,997
Bristol-Myers Squibb Co.
3.900%, 02/20/28 64,000 76,457
Mylan, Inc.
4.550%, 04/15/28 230,000 272,366
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
680,000 723,629
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28 200,000 250,972
Upjohn, Inc.
2.700%, 06/22/30
(a)
100,000 106,475
Total 4,638,348
Property & Casualty 0.4%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 02/15/24
(a)
364,000 387,111
CNA Financial Corp.
3.900%, 05/01/29 330,000 376,639
Markel Corp.
3.350%, 09/17/29 250,000 274,362
Willis North America, Inc.
4.500%, 09/15/28 301,000 361,812
Total 1,399,924
Railroads 0.2%
CSX Corp.
3.250%, 06/01/27 197,000 224,756
Norfolk Southern Corp.
2.550%, 11/01/29 200,000 220,987
Union Pacific Corp.
3.700%, 03/01/29 330,000 392,382
Total 838,125
Refining 0.3%
Marathon Petroleum Corp.
3.800%, 04/01/28 310,000 339,773
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28
(a)
397,000 318,000
9.250%, 05/15/25
(a)
482,000 539,149
Valero Energy Corp.
4.350%, 06/01/28 140,000 161,636
Total 1,358,558
Restaurants 1.0%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24
(a)
1,073,000 1,094,588
5.000%, 10/15/25
(a)
697,000 715,378
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26
(a)
1,234,000 1,291,749
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 396,000 438,142
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Starbucks Corp.
2.550%, 11/15/30 100,000 107,122
3.550%, 08/15/29 100,000 116,603
4.000%, 11/15/28 64,000 76,128
Total 3,839,710
Retail REIT 0.2%
Brixmor Operating Partnership LP
4.125%, 05/15/29 150,000 160,489
Kimco Realty Corp.
2.700%, 10/01/30 50,000 51,650
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 166,360
VEREIT Operating Partnership LP
3.100%, 12/15/29 50,000 50,483
3.400%, 01/15/28 50,000 51,865
3.950%, 08/15/27 198,000 212,166
Total 693,013
Retailers 0.8%
Dollar General Corp.
3.875%, 04/15/27 37,000 43,160
Dollar Tree, Inc.
4.000%, 05/15/25 330,000 375,168
Gap, Inc. (The)
8.875%, 05/15/27
(a)
200,000 223,750
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
616,000 672,641
Lowe's Cos., Inc.
3.650%, 04/05/29 370,000 432,910
Macy's, Inc.
8.375%, 06/15/25
(a)
440,000 459,044
O'Reilly Automotive, Inc.
4.350%, 06/01/28 320,000 382,596
PetSmart, Inc.
5.875%, 06/01/25
(a)
568,000 583,818
Total 3,173,087
Supermarkets 0.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.625%, 01/15/27
(a)
695,000 738,878
5.750%, 03/15/25 200,000 206,616
6.625%, 06/15/24 400,000 416,018
Kroger Co. (The)
2.200%, 05/01/30 100,000 106,963
3.700%, 08/01/27 150,000 174,937
Total 1,643,412
Technology 3.5%
Amphenol Corp.
2.800%, 02/15/30 290,000 320,458
Arrow Electronics, Inc.
3.250%, 09/08/24 44,000 47,159
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,025,000 1,138,209
CommScope, Inc.
5.500%, 03/01/24
(a)
590,000 612,190
6.000%, 03/01/26
(a)
587,000 625,541
Dell International LLC / EMC Corp.
4.900%, 10/01/26
(a)
581,000 652,708
Equinix, Inc.
2.150%, 07/15/30 200,000 206,451
Fidelity National Information Services, Inc.
3.750%, 05/21/29 70,000 83,786

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
| 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Series 10Y, 4.250%, 05/15/28 136,000 164,051
Fiserv, Inc.
3.500%, 07/01/29 737,000 855,131
Global Payments, Inc.
3.200%, 08/15/29 346,000 386,219
HP, Inc.
3.400%, 06/17/30 100,000 107,620
Iron Mountain, Inc.
5.250%, 07/15/30
(a)
500,000 523,303
Keysight Technologies, Inc.
3.000%, 10/30/29 230,000 256,822
Microchip Technology, Inc.
4.250%, 09/01/25
(a)
320,000 335,114
Micron Technology, Inc.
4.663%, 02/15/30 186,000 223,797
Motorola Solutions, Inc.
4.600%, 05/23/29 200,000 234,249
MSCI, Inc.
3.875%, 02/15/31
(a)
200,000 217,420
4.000%, 11/15/29
(a)
568,000 612,440
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
702,000 720,314
Open Text Corp.
3.875%, 02/15/28
(a)
200,000 207,875
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
400,000 423,631
PayPal Holdings, Inc.
2.850%, 10/01/29 388,000 438,470
Qorvo, Inc.
5.500%, 07/15/26 874,000 939,294
Refinitiv US Holdings, Inc.
6.250%, 05/15/26
(a)
310,000 334,794
Seagate HDD Cayman
4.125%, 01/15/31
(a)
100,000 107,140
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
783,000 841,115
SSL Robotics LLC
9.750%, 12/31/23
(a)
412,000 457,372
VMware, Inc.
3.900%, 08/21/27 265,000 291,862
Western Digital Corp.
4.750%, 02/15/26 911,000 989,420
Xerox Corp.
4.125%, 03/15/23 400,000 412,048
Total 13,766,003
Tobacco 0.5%
Altria Group, Inc.
4.800%, 02/14/29 660,000 795,484
BAT Capital Corp.
3.557%, 08/15/27 590,000 648,243
Vector Group Ltd.
6.125%, 02/01/25
(a)
500,000 496,726
Total 1,940,453
Transportation Services 0.3%
FedEx Corp.
3.400%, 02/15/28 290,000 323,918
XPO Logistics, Inc.
6.750%, 08/15/24
(a)
836,000 898,787
Total 1,222,705
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wireless 1.9%
Altice France SA
8.125%, 02/01/27
(a)
1,000,000 1,117,010
American Tower Corp.
2.750%, 01/15/27 342,000 373,418
Crown Castle International Corp.
3.650%, 09/01/27 245,000 281,898
SBA Communications Corp.
3.875%, 02/15/27
(a)
300,000 310,534
4.875%, 09/01/24 725,000 746,042
Sprint Corp.
7.625%, 03/01/26 558,000 698,069
7.625%, 02/15/25 51,000 61,979
T-Mobile USA, Inc.
3.750%, 04/15/27
(a)
335,000 379,602
3.875%, 04/15/30
(a)
652,000 747,105
4.750%, 02/01/28 200,000 216,840
6.500%, 01/15/26 1,563,000 1,646,818
Vodafone Group PLC
7.000%, 04/04/79 900,000 1,075,406
Total 7,654,721
Wirelines 1.9%
Altice France SA
7.375%, 05/01/26
(a)
770,000 820,609
American Tower Corp.
3.550%, 07/15/27 32,000 36,495
AT&T, Inc.
4.300%, 02/15/30 611,000 731,371
C&W Senior Financing DAC
6.875%, 09/15/27
(a)
200,000 212,811
CenturyLink, Inc.
4.000%, 02/15/27
(a)
280,000 292,674
5.125%, 12/15/26
(a)
605,000 632,818
Series Y, 7.500%, 04/01/24 102,000 115,307
Level 3 Financing, Inc.
4.250%, 07/01/28
(a)
400,000 417,580
4.625%, 09/15/27
(a)
400,000 420,593
Verizon Communications, Inc.
4.016%, 12/03/29 530,000 647,691
4.329%, 09/21/28 723,000 890,663
Vodafone Group PLC
4.375%, 05/30/28 1,022,000 1,239,440
Zayo Group Holdings, Inc.
4.000%, 03/01/27
(a)
990,000 991,597
Total 7,449,649
Total Corporate Bonds
(Cost $190,692,304) 200,297,235
Foreign Government Obligations
(d),(e)
  23.6%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 5,695,000 4,931,829
Brazilian Government International Bond
4.625%, 01/13/28 1,800,000 1,968,831
3.875%, 06/12/30 1,520,000 1,551,447
4.250%, 01/07/25 700,000 754,532
Canadian Government Bond
1.250%, 06/01/30 CAD 6,149,000 4,935,504
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27 200,000 221,442
Series EMTN, 3.700%, 06/14/26 200,000 221,241

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
8 |
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Colombia Government International Bond
3.875%, 04/25/27 2,310,000 2,515,171
4.500%, 03/15/29 800,000 908,596
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 1,245,000 1,319,699
Series REGS, 6.875%, 01/29/26 700,000 770,830
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 1,350,000 1,421,843
Series REGS, 3.375%, 08/05/26 200,000 212,091
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 480,000 532,677
Series REGS, 4.500%, 05/03/26 400,000 428,990
Indonesia Government International Bond
3.850%, 10/15/30 1,607,000 1,851,662
Series REGS, 4.750%, 01/08/26 1,160,000 1,341,720
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31 EUR 2,766,000 4,883,118
Japan Government Ten Year Bond
Series 358, 0.100%, 03/20/30 JPY 427,000,000 4,076,702
Japan Government Twenty Year Bond
Series 123, 2.100%, 12/20/30 JPY 38,000,000 435,725
Series 128, 1.900%, 06/20/31 JPY 12,000,000 135,995
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 1,295,000 1,514,081
Mexico Government International Bond
4.500%, 04/22/29 1,100,000 1,233,814
3.250%, 04/16/30 3,100,000 3,177,535
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 6,176,000 4,938,580
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 41,440,000 4,924,943
Oman Government International Bond
5.625%, 01/17/28 2,155,000 2,045,143
Series REGS, 4.750%, 06/15/26 1,400,000 1,306,445
Panama Government International Bond
3.160%, 01/23/30 2,400,000 2,686,005
3.875%, 03/17/28 550,000 638,076
Paraguay Government International Bond
4.950%, 04/28/31
(a)
800,000 932,000
Series REGS, 4.950%, 04/28/31 200,000 231,444
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 2,140,000 2,398,028
Peruvian Government International Bond
8.750%, 11/21/33 2,147,000 3,749,239
2.783%, 01/23/31 200,000 223,085
Philippine Government International Bond
9.500%, 02/02/30 2,414,000 4,052,270
3.000%, 02/01/28 200,000 223,953
Republic of South Africa Government
International Bond
4.300%, 10/12/28 3,040,000 2,861,214
5.875%, 09/16/25 600,000 642,284
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 1,800,000 2,078,660
Series REGS, 5.100%, 03/28/35 1,600,000 2,003,960
Series REGS, 4.375%, 03/21/29 800,000 918,596
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 1,700,000 1,908,392
Series EMTN, 3.854%, 04/03/26 200,000 218,710
Sweden Government Bond
Series 1062, 0.125%, 05/12/31
(a)
SEK 40,680,000 4,700,370
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series 1056, 2.250%, 06/01/32 SEK 1,600,000 229,242
United Kingdom Gilt
4.750%, 12/07/30 GBP 2,544,000 4,934,878
Uruguay Government International Bond
4.375%, 10/27/27 2,398,000 2,831,010
4.375%, 01/23/31 202,000 247,910
Total Foreign Government Obligations
(Cost $88,282,243) 93,269,512
U.S. Treasury Obligations   15.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.0%
1.125%, 05/15/40 250,000 256,680
1.250%, 05/15/50 3,070,000 3,110,773
2.000%, 02/15/50 1,109,000 1,333,053
2.250%, 08/15/46 1,251,000 1,551,826
2.250%, 08/15/49 50,000 63,039
2.375%, 11/15/49 2,208,000 2,858,325
2.875%, 05/15/49 4,256,000 6,022,240
3.000%, 05/15/42 1,629,000 2,249,293
3.375%, 05/15/44 1,828,000 2,688,017
3.375%, 11/15/48 2,110,000 3,235,223
3.750%, 08/15/41 1,096,000 1,668,317
3.750%, 11/15/43 1,807,300 2,790,867
Total 27,827,653
U.S. Treasury Bill 5.9%
0.089%, 08/11/20 1,200,000 1,199,976
0.116%, 08/13/20 6,000,000 5,999,869
0.139%, 08/27/20 10,000,000 9,999,395
0.146%, 08/20/20 6,000,000 5,999,749
Total 23,198,989
U.S. Treasury Note 2.9%
0.625%, 05/15/30 50,000 50,422
2.375%, 05/15/27 2,812,000 3,188,984
2.625%, 02/15/29 3,845,000 4,537,100
2.875%, 05/15/28 100,000 118,687
5.250%, 11/15/28 2,433,000 3,383,771
6.125%, 08/15/29 100,000 150,062
Total 11,429,026
Total U.S. Treasury Obligations
(Cost $57,435,510) 62,455,668
U.S. Government & Agency Obligations   15.0%
Principal
Amount ($) Value ($)
Federal Home Loan Mortgage Corporation 7.3%
2.500%, 08/01/50 10,000,000 10,503,153
3.000%, 01/01/50 902,679 955,693
3.000%, 02/01/50 922,617 976,802
3.000%, 08/01/50 9,000,000 9,528,569
3.500%, 08/01/47 1,625,103 1,720,267
3.500%, 08/01/49 626,021 659,335
3.500%, 09/01/49 686,373 722,905
3.500%, 10/01/49 737,651 777,076
3.500%, 11/01/49 721,479 760,112
3.500%, 02/01/50 890,498 938,001
4.000%, 08/01/49 613,347 651,040
4.000%, 09/01/49 683,176 725,190
Total 28,918,143
Uniform Mortgage-Backed Security TBA 4.5%
2.500%, 08/15/50
(f)
3,670,000 3,855,793
3.000%, 08/15/50
(f)
1,450,000 1,533,885

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
July 31, 2020 (Unaudited)
| 9
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500%, 08/15/50
(f)
2,729,000 2,877,816
4.000%, 08/15/50
(f)
4,445,000 4,722,118
4.500%, 08/15/50
(f)
4,555,000 4,897,159
Total 17,886,771
Federal National Mortgage Association 3.2%
3.000%, 12/01/49 881,953 933,750
3.000%, 01/01/50 909,089 962,479
3.000%, 01/01/50 937,031 992,062
3.000%, 02/01/50 928,511 983,042
3.000%, 03/01/50 954,869 1,010,948
3.500%, 04/01/49 218,065 229,912
3.500%, 08/01/49 647,136 681,658
3.500%, 09/01/49 797,047 839,949
3.500%, 09/01/49 689,284 725,937
3.500%, 10/01/49 742,987 782,648
3.500%, 12/01/49 843,651 888,884
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500%, 02/01/50 907,537 956,048
4.000%, 09/01/47 718,000 765,597
4.000%, 03/01/48 1,360,013 1,447,458
4.000%, 05/01/49 190,886 202,573
Total 12,402,945
Total U.S. Government & Agency Obligations
(Cost $58,449,582) 59,207,859
Money Market Funds 4.4%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
0.070%
(g)
17,414,170 17,414,170
Total Money Market Funds
(Cost $17,414,170) 17,414,170
Total Investments in Securities
(Cost $412,273,809) 432,644,444
Other Assets & Liabilities, Net (37,530,835)
Net Assets 395,113,609
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to
$91,830,382, which represents 23.24% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of July 31, 2020.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
LIBOR London Interbank Offered Rates
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.